Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Expected Credit Loss Allowance

The movement in the expected credit loss allowance during the year was as follows:

	2020	2019
Balance, January 1,	$929	$1,470
Impairment loss recognized	812	72
Amounts written-off as uncollectible	(479)	(537)
Impairment loss reversed	(396)	(24)
Effect of movement in exchange rates	(4)	(52)
Balance, December 31,	$862	$929

Summary of Ageing of Trade Receivables

The ageing of trade receivables at December 31 was as follows:

	2020		2019
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$66,191	$1	$144,292	$1
Past due 0 – 30 days	35,060	8	47,965	8
Past due 31 – 120 days	11,649	26	19,166	28
Past due more than 120 days	1,895	827	1,303	892
	$114,795	$862	$212,726	$929

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

		2020				2019
		Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US	$35,257	US	$26,057	US	$9,727	US	$41,154
Accounts receivable		—		98,298		242		150,873
Accounts payable and accrued liabilities		(18,727)		(59,704)		(17,730)		(86,324)
Long-term liabilities, excluding long-term incentive plans (1)		—		(16,197)		—		(7,669)
Net foreign currency exposure	US	$16,530	US	$48,454	US	$(7,761)	US	$98,034
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		$165		$—		$(78)		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$—		$485		$—		$980

(1)   Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2020:
	2021	2022	2023	2024	2025	Thereafter	Total
Accounts payable and accrued liabilities	$150,957	$—	$—	$—	$—	$—	$150,957
Share based compensation	7,768	9,858	9,419	—	—	—	27,045
Long-term debt	896	896	459,719	335,995	9,786	442,757	1,250,049
Interest on long-term debt (1)	80,980	80,980	79,540	47,396	31,964	1,314	322,174
Commitments	34,877	62,589	45,401	5,963	5,229	6,590	160,649
Total	$275,478	$154,323	$594,079	$389,354	$46,979	$450,661	$1,910,874

(1)   Excludes amortization of long-term debt issue costs.